Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Schedule of Property, Plant and Equipment

The gross carrying amount and accumulated depreciation of property, plant and equipment at the end of each period was as follows:

	December 27, 2013	September 27, 2013
Property, plant and equipment, gross	$1,896.3	$1,873.7
Less: accumulated depreciation	(899.0)	(876.3)

Property, plant and equipment, net	$997.3	$997.4

The gross carrying amount and accumulated depreciation of property, plant and equipment at the end of each period was as follows:

	September 27, 2013	September 28, 2012
Land	$60.4	$60.0
Buildings	316.6	297.3
Capitalized software	76.4	59.9
Machinery and equipment	1,226.6	1,152.8
Construction in process	193.7	181.4

	1,873.7	1,751.4
Less: accumulated depreciation	(876.3)	(806.2)

Property, plant and equipment, net	$997.4	$945.2